ANNUAL REPORT

Investors
Municipal
Cash Fund

March 31, 2002

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Dear Shareholder:

We appreciate your decision to invest in Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for the year ended March 31, 2002. The fund series includes:

• Tax-Exempt New York Money Market Fund

• Investors Pennsylvania Municipal Cash Fund

• Investors Florida Municipal Cash Fund

• Investors New Jersey Municipal Cash Fund

• Investors Michigan Municipal Cash Fund

Briefly, for the period ending March 31, 2002, the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

The calendar year 2001 is unforgettable and is best viewed as a platform for renewal. In this regard, during the past few months the Fed lowered rates by an additional 75 basis points, for a total of 475 basis points for the year. This places short-term rates at their lowest level since 1961.

The questions have shifted from uncertainty about the start of an economic recovery to the actual strength of the rebound. There has been across the board improvement in most economic data series. This development most likely marks the end of the easing cycle for monetary policy. As a result, the yield curve has steepened significantly and the forward yield curve now implies that the next movement by the Federal Reserve (Fed) will be to raise rates, perhaps as early as mid-year.

In this context, we have maintained a longer life policy, especially if maturities and liquidity requirements permit it. The reasons for this were that the market offered value for extension, and there was little likelihood of any Fed tightening prior to the second quarter of 2002.

The recession probably ended in November. We were expecting that the first quarter of 2002 rather than the fourth quarter of 2001, as reported, would be the initial period registering positive growth. Nevertheless, inventory rebuilding will occur and be followed by positive developments in regards to consumer expenditures and capital spending. Unfortunately, the unemployment rate is expected to rise, and the Fed's historical record shows it is very relevant to tighten monetary conditions prior to an improvement in this measure. As a consequence, we favor longer maturities because any tightening will be delayed and not as significant as the market currently anticipates.

Fund Results
As of March 31, 2002

Fund	7-Day Current Yield	Equivalent Taxable Yield
Tax-Exempt New York Money Market Fund	.42%	.73%
Investors Pennsylvania Municipal Cash Fund	.61%	1.02%
Investors Florida Municipal Cash Fund	.48%	.78%
Investors New Jersey Municipal Cash Fund	.41%	.71%
Investors Michigan Municipal Cash Fund	.73%	1.24%

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

April 8, 2002

As of April 8, 2002, a new group of investment professionals has been responsible for the day-to-day management of each fund. These professionals have several years of experience managing money market funds. Please see the prospectus for more information.

Notes

Yield's are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York income tax rate of 42.81%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 40.32%, 42.51% and 41.18% respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 38.6% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

On April 5, 2002, Zurich Scudder Investments (ZSI) was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Portfolio of Investments as of March 31, 2002

Tax-Exempt New York Money Market Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
New York 97.5%
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 1.55%*, 2/1/2017	1,535,000	1,535,000
Babylon, Industrial Development Agency, J. D'Addario & Co., Inc. Project, AMT, 1.5%*, 7/1/2014	1,500,000	1,500,000
Hempstead, Industrial Development Agency, Trigen-Nassau Energy, AMT, 1.4%*, 9/15/2015	1,000,000	1,000,000
Long Island Power Authority, Series 2, 1.5%*, 5/1/2033	5,000,000	5,000,000
Nassau County Interim Finance Authority, Series B, 2.5%, 5/2/2002	2,200,000	2,202,149
Nassau County Interim Finance Authority, Series B, 2.5%, 7/18/2002	1,995,000	2,000,869
New York City, General Obligation, Series B, 1.4%*, 10/1/2022	3,000,000	3,000,000
New York City, General Obligation, Series H, 1.35%*, 8/1/2015	5,000,000	5,000,000
New York City, Health & Hospital Corp. Revenue, Series C, 1.35%*, 2/15/2026	7,830,000	7,830,000
New York City, Housing Development Corp. Revenue, Series C, 1.35%*, 7/1/2005	3,700,000	3,700,000
New York City, Municipal Water Finance Authority, 1.35%, 4/10/2002	5,000,000	5,000,000
New York City, Transitional Finance Authority Revenue, Series A, 3.25%, 10/2/2002	6,000,000	6,033,150
New York City, Trust for Cultural Resources Revenue, 1.3%*, 4/1/2021	1,225,000	1,225,000
New York City, Water Finance Authority Water & Sewer System Revenue, Series A, 1.45%*, 6/15/2025	3,050,000	3,050,000
New York General Obligation, 1.2%, 5/8/2002	2,000,000	2,000,000
New York General Obligation, 1.2%, 5/8/2002	1,500,000	1,500,000
New York Metropolitan Transportation Authority, 1.2%, 4/9/2002	8,000,000	8,000,000
New York Metropolitan Transportation Authority, 1.25%, 6/12/2002	5,000,000	5,000,000
New York Port Authority, 1.2%, 6/11/2002	4,135,000	4,135,000
New York Port Authority, 1.25%, 5/7/2002	4,050,000	4,050,000
New York Port Authority, 1.25%, 7/11/2002	2,500,000	2,500,000
New York Power Authority, 1.2%, 4/8/2002	4,000,000	4,000,000
New York Power Authority, 1.25%, 5/10/2002	2,000,000	2,000,000
New York Power Authority, 1.25%, 6/10/2002	2,000,000	2,000,000
New York Power Authority, 1.25%, 6/11/2002	4,800,000	4,800,000
New York Power Authority, 1.3%, 5/10/2002	2,300,000	2,300,000
New York State Dormitory Authority, Columbia University, 1.2%, 5/9/2002	5,000,000	5,000,000
New York State Dormitory Authority, Columbia University, 1.2%, 5/10/2002	3,000,000	3,000,000
New York State Dormitory Authority, Columbia University, 1.2%, 6/10/2002	5,000,000	5,000,000
New York State Dormitory Authority, Cornell University, Series A, 1.35%*, 7/1/2029	7,000,000	7,000,000
New York State Dormitory Authority, Glen Eddy Inc., 1.45%*, 7/1/2029	7,500,000	7,500,000
New York State Energy Research and Development Authority, New York State Electric & Gas, Co., Series C, 1.4%*, 6/1/2029	3,000,000	3,000,000
New York State Energy Research and Development Authority, Niagara Mohawk Power Corp., Series B, 1.4%*, 12/1/2025	2,000,000	2,000,000
New York State Energy Research and Development Authority, Orange & Rockland Project, Series A, 1.3%*, 10/1/2014	2,700,000	2,700,000
New York State Housing Finance Agency, East 84th Street, Series A, AMT, 1.55%*, 11/1/2028	8,000,000	8,000,000
New York State Housing Finance Agency, Hospital for Special Surgery, Series A, 1.35%*, 11/1/2010	2,420,000	2,420,000
New York State Housing Finance Agency, Normandie Court I Project, 1.35%*, 5/15/2015	6,100,000	6,100,000
New York State Housing Finance Agency, Related East 39th Street, Series A, AMT, 1.45%*, 11/15/2031	7,000,000	7,000,000
Niagara County Industrial Agency, NYSARC, Inc., Series A, 1.6%*, 9/1/2021	4,230,000	4,230,000
Onondaga County Industrial Development Agency, Southern Container Corp., Series A, AMT, 1.55%*, 8/1/2007	1,030,000	1,030,000
Schenectady County Industrial Development Agency, Scotia Industrial Park Project, Series A, 1.45%*, 6/1/2009	1,430,000	1,430,000
Schoharie County Industrial Development Agency, Bassett Hospital Project, Series A, 1.6%*, 2/1/2021	2,385,000	2,385,000
St. Lawrence County Industrial Development Agency, Reynolds Metals Company Project, AMT, 1.47%*, 5/1/2025	1,000,000	1,000,000
Puerto Rico 2.5%
Puerto Rico Commonwealth Government Development Bank, 1.2%, 4/29/2002	4,134,000	4,134,000
Total Investment Portfolio - 100.0% (Cost $163,290,168) (a)		163,290,168

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and normally incorporate an irrevocable letter of credit or line of credit from a major bank. Stated maturity is final maturity not next reset date. These securities are shown at their current rates as of March 31, 2002.
(a) The cost for federal income tax purposes was $163,290,168.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2002

Investors Pennsylvania Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Pennsylvania 91.4%
Allentown Hospital Authority Revenue, 1.5%*, 7/1/2023	95,000	95,000
Cambria County Industrial Development Authority, AMT, 1.45%*, 12/1/2028	1,025,000	1,025,000
Dallastown Area School District General Obligations, 1.55%*, 2/1/2018	885,000	885,000
Dauphin County Health Facilities Authority Revenue, 1.55%*, 11/1/2017	280,000	280,000
Delaware County Industrial Development Authority, 1.3%, 5/10/2002	200,000	200,000
Delaware County Industrial Development Authority, 1.5%*, 12/1/2009	1,200,000	1,200,000
Emmaus General Authority Revenue, Series A, 1.5%*, 3/1/2030	1,150,000	1,150,000
Erie County Hospital Authority Revenue, 1.5%*, 9/1/2020	100,000	100,000
Indiana County Industrial Development Authority, Series A, AMT, 1.6%*, 6/1/2027	650,000	650,000
Lancaster County General Obligation, 1.55%*, 5/1/2030	1,290,000	1,290,000
Lancaster County Hospital Authority Revenue, 1.7%*, 2/15/2029	2,275,000	2,275,000
Lebanon County Health Center Revenue, 1.7%*, 4/1/2024	565,000	565,000
Lehigh County Industrial Development Authority, 1.4%*, 10/1/2014	280,000	280,000
Mercer County Industrial Development Authority, AMT, 1.75%*, 5/1/2021	1,840,000	1,840,000
Montgomery County Housing Development Authority, Multi-Family Revenue, Series A, 1.55%*, 8/15/2031	1,000,000	1,000,000
Montgomery County Industrial Development Authority, 1.35%, 6/11/2002	2,000,000	2,000,000
Northumberland County Industrial Development Authority, AMT, 1.6%*, 2/1/2010	1,055,000	1,055,000
Pennsylvania Economic Development Financing Authority Revenue, AMTRAK Project, Series B, 1.45%*, 11/1/2041	500,000	500,000
Pennsylvania Higher Education Authority, Carnegie Mellon University, Series C, 1.5%*, 11/1/2029	900,000	900,000
Pennsylvania Higher Education Authority, Student Loan, AMT, 1.7%*, 3/1/2027	1,500,000	1,500,000
Pennsylvania Higher Education Authority, University of Pennsylvania Health Services, Series B, 1.4%*, 1/1/2026	1,000,000	1,000,000
Philadelphia Hospital Authority Revenue, Children's Hospital Project, Series A, 1.5%*, 3/1/2027	1,400,000	1,400,000
Philadelphia Industrial Development Authority, Fox Chase Cancer Center Project, 1.5%*, 7/1/2025	500,000	500,000
Philadelphia Tax and Revenue Anticipation Notes, 4%, 6/28/2002	1,000,000	1,003,172
Quakertown Hospital Authority Revenue, 1.6%*, 7/1/2005	900,000	900,000
Somerset County Industrial Development Authority, 1.75%*, 3/2/2015	370,000	370,000
State Public School Building Authority Revenue, Series D, 1.55%*, 3/1/2019	555,000	555,000
Telford Industrial Development Authority, AMT, 1.75%*, 3/1/2022	1,000,000	1,000,000
Washington County Authority Lease Revenue, 1.55%*, 11/1/2005	920,000	920,000
Michigan 1.7%
University of Michigan, Hospital Revenue, Series A, 1.45%*, 12/1/2027	500,000	500,000
Puerto Rico 6.9%
Puerto Rico Commonwealth Government Development Bank, 1.2%, 4/29/2002	2,000,000	2,000,000
Total Investment Portfolio - 100.0% (Cost $28,938,172) (a)		28,938,172

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and normally incorporate an irrevocable letter of credit or line of credit from a major bank. Stated maturity is final maturity not next reset date. These securities are shown at their current rates as of March 31, 2002.
(a) The cost for federal income tax purposes was $28,938,172.
AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2002

Investors Florida Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Florida 93.8%
Alachua County Industrial Development Authority, Convention Centers Project, Series A, 1.45%*, 1/1/2012	280,000	280,000
Alachua County Industrial Development Authority, Convention Centers Project, Series B, AMT, 1.55%*, 1/1/2012	200,000	200,000
Broward County Industrial Development Authority, AMT, 1.75%*, 8/2/2026	2,140,000	2,140,000
Dade County Dolphins Stadium, 1.5%*, 1/1/2016	1,030,000	1,030,000
Dade County Spectrum, 1.55%*, 9/2/2016	640,000	640,000
Dade County Water & Sewer System Revenue, 1.4%*, 10/5/2022	4,285,000	4,285,000
Florida Housing Finance Agency, Hampton Lakes, 1.5%*, 7/1/2008	2,000,000	2,000,000
Florida Municipal Power Agency, 1.15%, 5/13/2002	1,500,000	1,500,000
Florida Municipal Power Agency, 1.3%, 5/20/2002	1,000,000	1,000,000
Florida Municipal Power Agency, 1.45%, 7/22/2002	1,096,000	1,096,000
Gainesville Utilities Systems Revenue, 1.2%, 4/5/2002	1,500,000	1,500,000
Gainesville Utilities Systems Revenue, 1.25%, 5/7/2002	1,000,000	1,000,000
Gainesville Utilities Systems Revenue, 1.3%, 5/8/2002	1,000,000	1,000,000
Gainesville Utilities Systems Revenue, 1.3%, 5/9/2002	1,100,000	1,100,000
Gulf Breeze Revenue, 1.55%*, 3/31/2021	1,470,000	1,470,000
Hillsborough County Industrial Development Authority, Pollution Control Revenue, Tampa Electric Co. Project, 1.45%*, 9/1/2025	4,405,000	4,405,000
Hillsborough County Industrial Development Authority, Pollution Control Revenue, Tampa Electric Co. Project, AMT, 1.6%*, 11/1/2020	400,000	400,000
Hillsborough County Industrial Development Authority, Seaboard Tampa, AMT, 1.65%*, 12/1/2016	2,100,000	2,100,000
Indian River County Hospital Revenue, 1.6%*, 10/1/2015	3,545,000	3,545,000
Jacksonville Electric Revenue, 1.25%, 4/4/2002	1,900,000	1,900,000
Jacksonville Electric Revenue, 1.25%, 4/5/2002	1,426,000	1,426,000
Jacksonville Health Facilities Authority, 1.55%*, 1/1/2016	500,000	500,000
Jacksonville Industrial Development Authority, Airport Hotel Project, 1.45%*, 7/1/2013	2,500,000	2,500,000
Kissimmee Utilities Authority, 1.5%, 8/12/2002	1,400,000	1,400,000
Kissimmee Utilities Authority, 1.25%, 6/11/2002	1,500,000	1,500,000
Miami-Dade County Aviation Facilities Authority, AMT, 1.35%, 5/6/2002	1,054,000	1,054,000
Miami-Dade County Aviation Facilities Authority, AMT, 1.35%, 5/9/2002	1,022,000	1,022,000
Miami-Dade County Aviation Facilities Authority, AMT, 1.35%, 5/10/2002	1,750,000	1,750,000
Miami-Dade County Aviation Facilities Authority, AMT, 1.35%, 6/5/2002	1,119,000	1,119,000
Orange County Health Facilities Authority Revenue, Adventist Health Systems/Sunbelt, 1.6%*, 11/15/2014	1,360,000	1,360,000
Orange County Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.55%*, 11/1/2028	2,300,000	2,300,000
Orange County Housing Finance Authority Revenue, Series A, 1.5%*, 12/1/2029	1,750,000	1,750,000
Orlando Capital Improvement Revenue, 1.4%, 6/10/2002	1,400,000	1,400,000
Sunshine State Government Finance Authority, 1.5%*, 7/1/2016	2,500,000	2,500,000
Montana 0.9%
Montana, Forsyth Pollution Control Revenue, PacifiCorp Project, 1.4%*, 1/1/2018	500,000	500,000
Puerto Rico 5.3%
Puerto Rico Commonwealth Government Development Bank, 1.2%, 4/29/2002	2,000,000	2,000,000
Puerto Rico Commonwealth, Mendez University Higher Education Authority, 1.4%*, 10/1/2021	1,100,000	1,100,000
Total Investment Portfolio - 100.0% (Cost $57,772,000) (a)		57,772,000

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and normally incorporate an irrevocable letter of credit or line of credit from a major bank. Stated maturity is final maturity not next reset date. These securities are shown at their current rates as of March 31, 2002.
(a) The cost for federal income tax purposes was $57,772,000.
AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2002

Investors New Jersey Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
New Jersey 76.6%
Essex County Improvement Authority Revenue, 1.35%*, 7/1/2026	3,000,000	3,000,000
New Jersey Economic Development Authority, 400 International Drive Partners, 1.4%*, 9/1/2005	1,500,000	1,500,000
New Jersey Economic Development Authority, AIRIS Newark Project, AMT, 1.5%*, 1/1/2019	2,200,000	2,200,000
New Jersey Economic Development Authority, AMT, 1.1%, 4/5/2002	1,000,000	1,000,000
New Jersey Economic Development Authority, AMT, 1.1%, 4/11/2002	1,900,000	1,900,000
New Jersey Economic Development Authority, Blair Academy, School Revenue, 1.35%*, 9/1/2021	900,000	900,000
New Jersey Economic Development Authority, Dow Chemical Co., El Dorado Terminals Revenue, Series A, 1.55%*, 12/1/2021	2,800,000	2,800,000
New Jersey Economic Development Authority, Foreign Trade Zone Project, 1.4%*, 12/1/2007	1,500,000	1,500,000
New Jersey Economic Development Authority, Keystone, AMT, 1.15%, 4/18/2002	3,400,000	3,400,000
New Jersey Economic Development Authority, Stolthaven Project, Series A, 1.3%*, 1/15/2018	2,900,000	2,900,000
New Jersey Economic Development Authority, Thermal Energy Facilities Revenue, AMT, 1.5%*, 12/1/2031	2,100,000	2,100,000
New Jersey Educational Facilities Authority, Princeton, 1.1%, 4/9/2002	1,600,000	1,600,000
New Jersey Educational Facilities Authority, Princeton, 1.15%, 4/9/2002	1,500,000	1,500,000
New Jersey Healthcare Facilities Financing Authority, Hospital Capital Asset Financing, Series B, 1.5%*, 7/1/2035	1,500,000	1,500,000
New Jersey Healthcare Facilities Financing Authority, Hospital Capital Asset Financing, Series D, 1.35%*, 7/1/2035	1,600,000	1,600,000
New Jersey Healthcare Facilities Financing Authority, Pascack Community Services, Series A, 1.25%*, 7/1/2018	300,000	300,000
New Jersey Healthcare Facilities Financing Authority, Series A, 1.25%*, 7/1/2031	3,000,000	3,000,000
New Jersey Port Authority, 1.2%, 6/11/2002	2,000,000	2,000,000
New Jersey Port Authority, 1.25%, 5/7/2002	1,950,000	1,950,000
New Jersey Sports and Exposition Authority, Series C, 1.5%*, 9/1/2024	4,525,000	4,525,000
New Jersey Tax and Revenue Anticipation Notes, 1.25%, 5/24/2002	3,000,000	3,000,000
New Jersey Tax and Revenue Anticipation Notes, 3%, 6/14/2002	3,000,000	3,006,005
New Jersey Turnpike Authority Revenue, Series D, 1.25%*, 1/1/2018	3,100,000	3,100,000
Salem County Pollution Control Revenue, 1.2%, 6/10/2002	3,200,000	3,200,000
Alaska 1.1%
Alaska, Valdez Marine Terminal Revenue, Exxon Pipeline Co. Project, Series A, 1.35%*, 12/1/2033	800,000	800,000
California 2.2%
California, Los Angeles Regional Airports Improvements Corp., Lease Revenue, 1.46%*, 12/1/2025	1,500,000	1,500,000
Maryland 4.3%
Delaware River & Bay Authority Revenue, Series B, 1.25%*, 1/1/2030	3,000,000	3,000,000
Puerto Rico 15.8%
Puerto Rico Commonwealth Government Development Bank, 1.2%, 4/29/2002	2,000,000	2,000,000
Puerto Rico Commonwealth Government Development Bank, 1.3%, 4/8/2002	1,600,000	1,600,000
Puerto Rico Commonwealth Government Development Bank, 1.45%, 7/18/2002	3,000,000	3,000,000
Puerto Rico Commonwealth, Highway and Transportation Authority, 1.6%*, 7/1/2028	1,000,000	1,000,000
Puerto Rico Commonwealth, Mendez University Higher Education Authority, 1.4%*, 10/1/2021	3,400,000	3,400,000
Total Investment Portfolio - 100.0% (Cost $69,781,005) (a)		69,781,005

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and normally incorporate an irrevocable letter of credit or line of credit from a major bank. Stated maturity is final maturity not next reset date. These securities are shown at their current rates as of March 31, 2002.
(a) The cost for federal income tax purposes was $69,781,005.
AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2002

Investors Michigan Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Michigan 84.9%
Bruce Township Health Care Systems Revenue, 1.5%*, 5/1/2018	1,100,000	1,100,000
Cornell Township Economic Development Corp. Environmental Improvement Revenue, 1.41%*, 11/1/2016	1,000,000	1,000,000
Delta Mead Economic Development Corp., Series B, 1.25%, 5/13/2002	1,000,000	1,000,000
Delta Mead Economic Development Corp., Series B, 1.25%, 5/16/2002	1,000,000	1,000,000
Detroit Sewage Disposal Revenue, Series A, 1.6%*, 7/1/2023	2,100,000	2,100,000
Farmington Hills Economic Development Authority, 1.6%*, 11/1/2010	315,000	315,000
Fremont Hospital Finance Authority Revenue, 1.56%*, 8/1/2024	350,000	350,000
Garden City Hospital Revenue, Series A, 1.55%*, 9/1/2026	660,000	660,000
Genesee County Economic Development Corp., AMT, 1.8%*, 12/1/2021	300,000	300,000
Green Lake Township Economic Development Corp., 1.5%*, 6/1/2027	1,200,000	1,200,000
Jackson County Economic Development Corp., 1.55%*, 12/1/2020	490,000	490,000
Michigan Hospital Financing Authority, Covenant Retirement, Series A, 1.55%*, 12/1/2029	430,000	430,000
Michigan Grand Valley University Revenue, 1.47%*, 6/1/2027	1,275,000	1,275,000
Michigan Higher Education Authority, Student Loan, AMT, 1.45%*, 10/1/2020	1,000,000	1,000,000
Michigan Hospital Financing Authority, Equipment Loan Program, Series A, 1.53%*, 12/1/2023	600,000	600,000
Michigan Hospital Financing Authority, Mt. Clemens General Hospital, 1.55%*, 3/1/2015	800,000	800,000
Michigan Housing Development Authority, Laurel Valley, 1.58%*, 12/1/2007	700,000	700,000
Michigan Housing Development Authority, Multifamily Revenue, River Place Apartments, AMT, 1.58%*, 6/1/2018	1,335,000	1,335,000
Michigan School Loan Revenue, 2.1%, 10/2/2002	1,200,000	1,200,000
Michigan Strategic Fund, 1.2%, 4/5/2002	1,000,000	1,000,000
Michigan Strategic Fund, 1.5%, 4/8/2002	1,000,000	1,000,000
Michigan Strategic Fund, Creative Foam Corp. Project, AMT, 1.8%*, 11/1/2011	400,000	400,000
Michigan Strategic Fund, Hope Network, Inc. Project, Series A, 1.6%*, 9/1/2023	1,020,000	1,020,000
Michigan Strategic Fund, Republic Services, Inc. Project, AMT, 1.65%*, 8/1/2031	1,000,000	1,000,000
Michigan Strategic Fund, Ritz-Kraft Corp. Project, AMT, 1.56%*, 8/1/2024	200,000	200,000
Michigan Strategic Fund Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.65%*, 10/1/2015	400,000	400,000
Michigan Strategic Fund Limited Obligation Revenue, Detroit Symphony Project, Series B, 1.45%*, 6/1/2031	1,700,000	1,700,000
Oakland County Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.65%*, 11/1/2023	200,000	200,000
Oakland County Economic Development Corp., Rochester College Project, 1.6%*, 8/1/2021	1,000,000	1,000,000
Sterling Heights Economic Development Corp. Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.8%*, 2/1/2016	700,000	700,000
University of Michigan Board of Regents, Series C, 1.25%, 4/8/2002	1,000,000	1,000,000
University of Michigan Board of Regents, Series C, 1.25%, 4/9/2002	2,000,000	2,000,000
University of Michigan General Revenue, Series A, 1.4%*, 8/15/2030	1,000,000	1,000,000
University of Michigan General Revenue, Series A-2, 1.55%*, 8/15/2022	100,000	100,000
University of Michigan, Hospital Revenue, Series A, 1.45%*, 12/1/2019	300,000	300,000
Wayne Charter County Airport Revenue, Series B, AMT, 1.45%*, 12/1/2016	1,020,000	1,020,000
Alaska 1.9%
Alaska, Valdez Marine Terminal Revenue, Exxon Pipeline Co. Project, Series A, 1.35%*, 12/1/2033	300,000	300,000
Alaska, Valdez Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 1.35%*, 12/1/2033	400,000	400,000
California 2.7%
California, Los Angeles Regional Airports Improvement Corp. Lease Revenue, 1.46%*, 12/1/2025	1,000,000	1,000,000
New Mexico 1.4%
New Mexico, Farmington Pollution Control Revenue, Series C, 1.4%*, 9/1/2024	500,000	500,000
Pennsylvania 0.9%
Pennsylvania, Philadelphia Industrial Development Authority, Fox Chase Cancer Center Project, 1.5%*, 7/1/2025	300,000	300,000
Puerto Rico 5.5%
Puerto Rico Commonwealth Government Development Bank, 1.2%, 4/29/2002	1,000,000	1,000,000
Puerto Rico Commonwealth Government Development Bank, 1.45%, 7/18/2002	1,000,000	1,000,000
Texas 2.7%
Texas, Grapevine Industrial Development Corp. Revenue, Series A-1, 1.5%*, 12/1/2024	1,000,000	1,000,000
Total Investment Portfolio - 100.0% (Cost $36,395,000) (a)		36,395,000

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and normally incorporate an irrevocable letter of credit or line of credit from a major bank. Stated maturity is final maturity not next reset date. These securities are shown at their current rates as of March 31, 2002.
(a) The cost for federal income tax purposes was $36,395,000.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2002
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 163,290,168	$ 28,938,172	$ 57,772,000	$ 69,781,005	$ 36,395,000
Cash	303,794	157,707	-	-	118,992
Receivable for investments sold	350,000	20,000	-	-	-
Interest receivable	331,853	66,264	104,637	126,725	62,277
Receivable for Fund shares sold	1,290,950	470,513	717,102	1,456,290	264,312
Total assets	165,566,765	29,652,656	58,593,739	71,364,020	36,840,581
Liabilities
Due to custodian bank	-	-	150,453	4,907	-
Dividends payable	7,612	1,965	3,080	3,056	2,950
Payable for Fund shares redeemed	1,288,762	625,351	867,011	1,521,733	230,400
Accrued management fee	34,544	6,037	11,099	13,100	6,994
Other accrued expenses and payables	327,526	43,327	78,960	71,552	49,113
Total liabilities	1,658,444	676,680	1,110,603	1,614,348	289,457
Net assets, at value	$ 163,908,321	$ 28,975,976	$ 57,483,136	$ 69,749,672	$ 36,551,124
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	(72)	-	(62)	-	(7)
Paid-in capital	163,908,393	28,975,976	57,483,198	69,749,672	36,551,131
Net assets, at value	$ 163,908,321	$ 28,975,976	$ 57,483,136	$ 69,749,672	$ 36,551,124
Shares outstanding	163,908,930	28,977,593	57,483,139	69,749,675	36,551,128
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2002
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 3,693,627	$ 645,594	$ 1,323,171	$ 1,534,019	$ 759,535
Expenses: Management fee	375,323	63,918	127,327	160,432	76,324
Services to shareholders	392,740	56,034	125,162	120,053	56,537
Custodian fees	5,847	3,635	5,633	4,025	4,203
Distribution service fees	853,004	145,267	289,378	364,617	121,425
Auditing	41,542	10,506	13,733	18,661	7,121
Legal	7,459	3,825	9,360	2,273	1,793
Trustees' fees and expenses	19,012	6,529	9,776	14,493	8,265
Reports to shareholders	47,584	6,906	24,315	19,968	26,107
Registration fees	28,661	18,900	18,219	18,414	10,678
Other	10,494	983	2,028	2,916	1,737
Total expenses, before expense reductions	1,781,666	316,503	624,931	725,852	314,190
Expense reductions	(186,416)	(40,498)	(75,249)	(33,054)	(54,055)
Total expenses, after expense reductions	1,595,250	276,005	549,682	692,798	260,135
Net investment income	2,098,377	369,589	773,489	841,221	499,400
Net increase (decrease) in net assets resulting from operations	$ 2,098,377	$ 369,589	$ 773,489	$ 841,221	$ 499,400

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	New York		Pennsylvania		Florida
	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2002	2001	2002	2001	2002	2001
Operations: Net investment income	$ 2,098,377	$ 6,638,753	$ 369,589	$ 732,155	$ 773,489	$ 1,393,851
Net increase (decrease) in net assets resulting from operations	2,098,377	6,638,753	369,589	732,155	773,489	1,393,851
Distributions to shareholders from net investment income	(2,098,377)	(6,638,753)	(371,206)	(732,155)	(773,492)	(1,393,851)
Fund share transactions: Proceeds from shares sold	622,441,835	988,030,728	166,263,518	167,819,809	347,378,623	352,336,517
Reinvestment of distributions	2,095,255	6,574,793	368,616	721,258	762,559	1,376,597
Cost of shares redeemed	(636,109,836)	(1,061,480,170)	(162,175,665)	(165,133,572)	(347,640,201)	(334,174,812)
Net increase (decrease) in net assets from Fund share transactions	(11,572,746)	(66,874,649)	4,456,469	3,407,495	500,981	19,538,302
Increase (decrease) in net assets	(11,572,746)	(66,874,649)	4,454,852	3,407,495	500,978	19,538,302
Net assets at beginning of period	175,481,067	242,355,716	24,521,124	21,113,629	56,982,158	37,443,856
Net assets at end of period	$ 163,908,321	$ 175,481,067	$ 28,975,976	$ 24,521,124	$ 57,483,136	$ 56,982,158
Other Information
Shares outstanding at beginning of period	175,481,067	242,355,716	24,521,124	21,113,629	56,982,158	37,443,856
Shares sold	622,442,444	988,030,728	166,263,518	167,819,809	347,378,623	352,336,517
Shares issued to shareholders in reinvestment of distributions	2,095,255	6,574,793	368,616	721,258	762,559	1,376,597
Shares redeemed	(636,109,836)	(1,061,480,170)	(162,175,665)	(165,133,572)	(347,640,201)	(334,174,812)
Net increase (decrease) in Fund shares	(11,572,137)	(66,874,649)	4,456,469	3,407,495	500,981	19,538,302
Shares outstanding at end of period	163,908,930	175,481,067	28,977,593	24,521,124	57,483,139	56,982,158

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	New Jersey		Michigan
	Years Ended March 31,		Years Ended March 31,
	2002	2001	2002	2001
Operations: Net investment income	$ 841,221	$ 1,825,395	$ 499,400	$ 885,845
Net increase (decrease) in net assets resulting from operations	841,221	1,825,395	499,400	885,845
Distributions to shareholders from net investment income	(841,224)	(1,825,395)	(499,404)	(885,845)
Fund share transactions: Proceeds from shares sold	342,209,566	428,562,178	143,542,765	150,677,498
Reinvestment of distributions	835,985	1,807,277	500,301	879,961
Cost of shares redeemed	(350,341,873)	(400,497,592)	(136,841,741)	(145,420,982)
Net increase (decrease) in net assets from Fund share transactions	(7,296,322)	29,871,863	7,201,325	6,136,477
Increase (decrease) in net assets	(7,296,325)	29,871,863	7,201,321	6,136,477
Net assets at beginning of period	77,045,997	47,174,134	29,349,803	23,213,326
Net assets at end of period	$ 69,749,672	$ 77,045,997	$ 36,551,124	$ 29,349,803
Other Information
Shares outstanding at beginning of period	77,045,997	47,174,134	29,349,803	23,213,326
Shares sold	342,209,566	428,562,178	143,295,018	150,677,498
Shares issued to shareholders in reinvestment of distributions	835,985	1,807,277	500,301	879,961
Shares redeemed	(350,341,873)	(400,497,592)	(136,593,994)	(145,420,982)
Net increase (decrease) in Fund shares	(7,296,322)	29,871,863	7,201,325	6,136,477
Shares outstanding at end of period	69,749,675	77,045,997	36,551,128	29,349,803

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.03	.02	.03
Less distributions from net investment income	(.01)	(.03)	(.03)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.24	3.11	2.59	2.50	2.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	164	175	242	184	104
Ratio of expenses before expense reductions (%)	1.04	1.18[c]	.97	.98	.98
Ratio of expenses after expense reductions (%)	.94	.87[c]	.80	.80	.80
Ratio of net investment income (%)	1.23	3.10	2.58	2.41	2.83

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2002	2001	2000	1999	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.03	.02	.02
Less distributions from net investment income	(.01)	(.03)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.33	3.15	2.58	2.50	2.42**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	25	21	6	3
Ratio of expenses before expense reductions (%)	1.09	1.36[d]	1.39	1.12	1.11*
Ratio of expenses after expense reductions (%)	.95	.96[d]	.90	.90	.90*
Ratio of net investment income (%)	1.27	3.07	2.61	2.40	2.76*

a Total returns would have been lower had certain expenses not been reduced.
b For the period May 21, 1997 (commencement of operations) to March 31, 1998.
c The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.14% and ..86%, respectively.
d The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.28% and ..93%, respectively.
* Annualized
** Not annualized

Investors Florida Municipal Cash Fund

Years Ended March 31,	2002	2001	2000	1999	1998[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.02	.02	.02
Less distributions from net investment income	(.01)	(.03)	(.02)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.36	3.19	2.57	2.50	2.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57	57	37	20	8
Ratio of expenses before expense reductions (%)	1.08	1.26[c]	1.13	1.09	.99*
Ratio of expenses after expense reductions (%)	.95	.96[c]	.90	.85	.90*
Ratio of net investment income (%)	1.34	3.06	2.58	2.36	2.74*

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2002	2001	2000	1999	1998[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.02	.02	.02
Less distributions from net investment income	(.01)	(.03)	(.02)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.12	2.89	2.38	2.26	2.22**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	77	47	15	5
Ratio of expenses before expense reductions (%)	1.00	1.14[e]	1.13	1.12	1.12*
Ratio of expenses after expense reductions (%)	.95	.95[e]	.90	.90	.90*
Ratio of net investment income (%)	1.15	2.80	2.42	2.13	2.55*

a For the period May 22, 1997 (commencement of operations) to March 31, 1998.
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.20% and ..94%, respectively.
d For the period May 23, 1997 (commencement of operations) to March 31, 1998.
e The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.10% and ..94%, respectively.
* Annualized
** Not annualized

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.03	.02
Less distributions from net investment income	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.50	3.36	2.77[c]	2.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	29	23	36
Ratio of expenses before expense reductions (%)	.91	1.16[d]	.91	.87*
Ratio of expenses after expense reductions (%)	.75	.78[d]	.75	.75*
Ratio of net investment income (%)	1.44	3.28	2.65	2.62*

a For the period April 6, 1998 (commencement of operations) to March 31, 1999.
b Total returns would have been lower had certain expenses not been reduced.
c Total return for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.
d The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.07% and ..75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers five series of shares - Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2002, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Tax-Exempt New York Money Market Fund	72	3/31/2009
Investors Florida Municipal Cash Fund	12	3/31/2009
	50	3/31/2010
Investors Michigan Municipal Cash Fund	7	3/31/2009

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities. Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, Zurich Scudder Investments, Inc. ("ZSI" or the "Advisor") was acquired by Deutsche Bank AG. Deutsche Bank AG acquired 100% of ZSI with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Funds.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended March 31, 2002, the Funds incurred the following management fees:

Fund	Total Aggregated ($)	Effective Rate (%)
Tax-Exempt New York Money Market Fund	375,323	0.22
Investors Pennsylvania Municipal Cash Fund	63,918	0.22
Investors Florida Municipal Cash Fund	127,327	0.22
Investors New Jersey Municipal Cash Fund	160,432	0.22
Investors Michigan Municipal Cash Fund	76,324	0.22

The Advisor has agreed to temporarily waive and reimburse certain operating expenses of the Funds. In addition, the Advisor and certain of its subsidiaries have agreed to maintain the annualized expenses of the Funds as follows:

For the period April 1, 2001 to July 1, 2001:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	0.90%
Investors Pennsylvania Municipal Cash Fund	0.95
Investors Florida Municipal Cash Fund	0.95
Investors New Jersey Municipal Cash Fund	0.95
Investors Michigan Municipal Cash Fund	0.75

For the period July 2, 2001 to March 31, 2002:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	0.95%
Investors Pennsylvania Municipal Cash Fund	0.95
Investors Florida Municipal Cash Fund	0.95
Investors New Jersey Municipal Cash Fund	0.95
Investors Michigan Municipal Cash Fund	0.75

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended March 31, 2002, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at March 31, 2002 ($)
Tax-Exempt New York Money Market Fund	312,580	185,767	56,469
Investors Pennsylvania Municipal Cash Fund	43,971	39,923	5,730
Investors Florida Municipal Cash Fund	121,810	74,428	20,025
Investors New Jersey Municipal Cash Fund	92,370	32,288	13,661
Investors Michigan Municipal Cash Fund	44,842	44,842	-

In addition, the Advisor reimbursed expenses of $8,152 for Investors Michigan Municipal Cash Fund for the year ended March 31, 2002.

Distribution Service Agreement. Each Fund has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets. For the year ended March 31, 2002, the Funds incurred fees as follows:

Fund	Total Aggregated ($)	Unpaid at March 31, 2002 ($)
Tax-Exempt New York Money Market Fund	853,004	71,084
Investors Pennsylvania Municipal Cash Fund	145,267	16,478
Investors Florida Municipal Cash Fund	289,378	25,226
Investors New Jersey Municipal Cash Fund	364,617	30,083
Investors Michigan Municipal Cash Fund	121,425	11,247

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI may pay these firms in such amounts as SDI may determine from time to time.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended March 31, 2002, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Tax-Exempt New York Money Market Fund	534	115
Investors Pennsylvania Municipal Cash Fund	575	-
Investors Florida Municipal Cash Fund	821	-
Investors New Jersey Municipal Cash Fund	722	44
Investors Michigan Municipal Cash Fund	167	894

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of
Investors Municipal Cash Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Municipal Cash Fund (comprising the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund) (the "Funds"), as of March 31, 2002, and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Investors Municipal Cash Fund at March 31, 2002, and the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
May 7, 2002

Tax Information (Unaudited)

Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Shareholder Meeting Results

A Special Meeting of Shareholders of Investors Municipal Cash Fund was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders of each series of Investors Municipal Cash Fund, voting separately (the resulting votes for each series are presented below):

Tax-Exempt New York Money Market Fund

1. To approve a new investment management agreement for Tax-Exempt New York Money Market Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
169,109,686	1,334,218	1,152,371

Investors Pennsylvania Municipal Cash Fund

1. To approve a new investment management agreement for Investors Pennsylvania Municipal Cash Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
29,363,378	73,833	388,749

Investors Florida Municipal Cash Fund

1. To approve a new investment management agreement for Investors Florida Municipal Cash Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
60,421,960	436,606	1,503,241

Investors New Jersey Municipal Cash Fund

1. To approve a new investment management agreement for Investors New Jersey Municipal Cash Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
67,868,463	506,054	207,034

Investors Michigan Municipal Cash Fund

1. To approve a new investment management agreement for Investors Michigan Municipal Cash Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
34,069,236	190,508	200,587

Trustees and Officers

The following table presents information about each Trustee of Investors Municipal Cash Trust (the "Trust") as of April 8, 2002. Each Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Trust does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
John W. Ballantine (56)
Trustee	1999 to present	Retired 1998; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996)	86	First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)
Lewis A. Burnham (69)
Trustee	1990 to present	Retired 1998; formerly, Director of Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	86	None
Donald L. Dunaway (65)
Trustee	1990 to present	Retired 1994; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer)	86	None
James R. Edgar (55)
Trustee	2001 to present	Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor, State of Illinois	86	Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.; Horizon Group Properties, Inc.
Robert B. Hoffman (65)
Trustee	1990 to present	Retired 2000; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for mining and paper industries); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	86	None
Shirley D. Peterson (60)
Trustee	1995 to present	Retired 2000; formerly, President, Hood College; prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice	86	Formerly, Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	2001 to present	Retired 2001; Professor Emeritus of Finance, New York University, Stern School of Business	86	The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; The Investment Fund for Foundations; American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America

William P. Sommers (68)
Trustee	1990 to present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	86	PSI Inc.; Evergreen Solar, Inc.; Litton Industries; SRI/Atomic Tangerine
John G. Weithers (68)
Trustee	2001 to present	Retired 1992; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	86	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, Records Management Systems
Interested Trustees[1]
Mark S. Casady (41)
Trustee and President	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.	86	None
Linda C. Coughlin (50)
Trustee and Chairperson	2000 to present	Managing Director, Deutsche Investment Management Americas Inc.	86	None
William F. Glavin, Jr. (43)
Trustee	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.	86	None

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the Trust as of April 8, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Trust. Each Officer of the Trust is an employee of the fund's Advisor, Deutsche Investment Management Americas Inc., or an affiliate of the Advisor.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years
Mark S. Casady (41)
President	1998 to present	Managing Director, Deutsche Investment Management Americas Inc.
Linda C. Coughlin (50)
Vice President and Chairperson	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.
William F. Glavin, Jr. (43)
Vice President	April 2002 to present	Managing Director, Deutsche Investment Management Americas Inc.
Richard T. Hale (56)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Steven H. Boyd (31)
Vice President	April 2002 to present	Vice President, Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities
Gary R. Pollack (48)
Vice President	April 2002 to present	Director, Deutsche Asset Management
Philip J. Collora (56)
Vice President and Assistant Secretary	1990 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Daniel O. Hirsch (48)
Vice President and Assistant Secretary	April 2002 to present	Director, Deutsche Asset Management (1998 to present); prior thereto, Assistant General Counsel, Securities and Exchange Commission (1993-1998)
Gary L. French (50)
Treasurer	January 2002 to present	Managing Director, Deutsche Investment Management Americas Inc. (2001 to present); prior thereto, President, UAM Fund Services, Inc.
John R. Hebble (43)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Thomas Lally (34)
Assistant Treasurer	2001 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Brenda Lyons (39)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
John Millette (39)
Secretary	2001 to present	Vice President, Deutsche Investment Management Americas Inc.
Caroline Pearson (40)
Assistant Secretary	1998 to present	Managing Director, Deutsche Investment Management Americas Inc. (1997 to present); prior thereto, Associate, Dechert Price & Rhoads (law firm)

Notes

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.